Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41431
Entity Registrant Name	Polestar Automotive Holding UK PLC
Entity Address, Address Line One	Assar Gabrielssons Väg 9
Entity Address, Postal Zip Code	405 31
Entity Address, City or Town	Gothenburg
Entity Address, Country	SE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 2 (this “Amendment”) to the Annual Report on Form 20-F for the year ended December 31, 2023, originally filed with the Securities and Exchange Commission on August 14, 2024, as amended by Amendment No. 1 filed on August 15, 2024 (together, the “Original Form 20-F”), is being filed by Polestar Automotive Holding UK PLC (the “Company”) to restate certain information presented in the Original Form 20-F for the years ended December 31, 2022 and December 31, 2023 (the "Restated Financial Statements") and to make certain other changes to reflect the Restated Financial Statements, the effects of the Restated Financial Statements and related matters. References to “this Annual Report” or this “Form 20-F” are to the Original Form 20-F as amended by this Amendment.
Entity Central Index Key	0001884082
Amendment Flag	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Incorporation, State or Country Code	X0
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Assar Gabrielssons Väg 9
Entity Address, Postal Zip Code	405 31
Entity Address, City or Town	Gothenburg
Entity Address, Country	SE
Contact Personnel Name	Michael Lohscheller
Country Region	+1
City Area Code	551
Local Phone Number	284 9479
Class A American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A American Depositary Shares
Trading Symbol	PSNY
Security Exchange Name	NASDAQ
Class A Shares
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.01 each*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	467,976,748
Class C-1 American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	Class C-1 American Depositary Shares
Trading Symbol	PSNYW
Security Exchange Name	NASDAQ
Class C-1 Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class C-1 Ordinary Shares, par value $0.10 each**
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class C-1 Ordinary Shares | Polestar Automotive Holding UK PLC ("Parent")
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	20,499,965
Class B Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,642,233,575
Class C-2 American Depositary Shares | Polestar Automotive Holding UK PLC ("Parent")
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,500,000